FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906




October 4, 2002

Filed Via EDGAR (0000002768)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:   Franklin High Income Trust
            File Nos. (002-30203 and 811-1608)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 27 2002.

Sincerely yours,

Franklin High Income Trust



/s/David P. Goss
Associate General Counsel


DPG:cd

cc:   Bruce G. Leto, Esq.